RISK MANAGEMENT (Details 12) - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total	$ 48,345,002	$ 44,320,140
Deposits In Banks [Member]
Disclosure of detailed information about financial instruments [line items]
Total	1,240,578	839,561
Cash Items In Process Of Collection [Member]
Disclosure of detailed information about financial instruments [line items]
Total	353,757	668,145
Trading Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Total		485,736
Investments Under Resale Agreements [Member]
Disclosure of detailed information about financial instruments [line items]
Total
Financial Derivative Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Total	3,100,635	2,238,647
Loans And Accounts Receivable From Customers And Interbank Loans, Net [Member]
Disclosure of detailed information about financial instruments [line items]
Total		26,934,757
Available For Sale Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Total		2,574,546
Letters Of Credit Issued [Member]
Disclosure of detailed information about financial instruments [line items]
Total	223,420	201,699
Foreign Letters Of Credit Confirmed [Member]
Disclosure of detailed information about financial instruments [line items]
Total	57,038	75,499
Performance Guarantees [Member]
Disclosure of detailed information about financial instruments [line items]
Total	1,954,205	1,823,793
Available Credit Lines [Member]
Disclosure of detailed information about financial instruments [line items]
Total	8,997,650	8,135,489
Personal Guarantees [Member]
Disclosure of detailed information about financial instruments [line items]
Total	133,623	81,577
Other Irrevocable Credit Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Total	327,297	260,691
Financial Assets Held For Trading [Member]
Disclosure of detailed information about financial instruments [line items]
Total	77,041
Loans And Account Receivable At Amortised Cost / Loans And Account Receivable At FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Total	29,399,589
Debt Instrument At Fair Value Through Other Comprehensive Income [Member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 2,394,323